Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Inputs Liablities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 9,014,374	₩ 7,992,114
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model
Fair value	₩ 370,093	₩ 92,757
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation
Stock and index | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	0.09%	15.07%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		(60.35%)
Correlation Coefficient	(60.10%)
Stock and index | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	119.27%	80.58%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		88.17%
Correlation Coefficient	79.72%
Derivative linked securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model
Fair value	₩ 8,231,303	₩ 7,817,514
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation
Derivative linked securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		(60.35%)
Correlation Coefficient	(60.10%)
Derivative linked securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	119.27%	81.32%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		90.16%
Correlation Coefficient	93.32%
Others
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form
Fair value	₩ 412,978	₩ 81,843
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Others | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	8.68%	5.29%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	(50.43%)	(48.31%)
Discount Rate Unobservable Inputs Liabilities	4.83%	1.46%
Others | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	119.27%	53.57%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	93.32%	90.16%
Discount Rate Unobservable Inputs Liabilities	6.85%	2.83%